RS Investment Trust

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Amended and Restated Supplement to the Prospectus (Class A, C, K, Y shares),

dated May 1, 2015

RS Partners Fund

RS Partners Fund will open to new investors on March 1, 2016. All references to the limitations on the offer, exchange or sale of shares of RS Partners Fund in the prospectus are removed effective March 1, 2016. The Trust or RS Investments reserve the right to impose limitations on the sale of shares of RS Partners Fund at any time without notice.

RS Investors Fund

Principal Investment Strategies

Effective September 4, 2015, the first paragraph of the sub-section titled “Principal Investment Strategies” under the section titled “Investments, Risks, and Performance” (on page 23) was amended and restated in its entirety as follows:

The Fund invests in equity securities that the Fund’s investment team believes are undervalued. The Fund will typically invest most of its assets in equity securities of small-, mid-, or large-capitalization companies. The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund’s investment team currently expects that the Fund typically will hold between 20 and 30 securities positions.

RS Mid Cap Growth Fund

Effective May 1, 2015, RS Investments contractually agreed through April 30, 2016, to limit the expenses of Class Y shares of RS Mid Cap Growth Fund. The Fund’s annual fund operating expenses table and the tables showing example costs of investing in the Fund (beginning on page 38) were amended and restated in their entirety as follows:

Annual Fund Operating Expenses (EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
Share Class	Class A	Class C	Class K	Class Y
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	1.00%	0.65%	N/A
Other Expenses	0.28%	0.37%	0.35%	0.26%
Total Annual Fund Operating Expenses[3]	1.38%	2.22%	1.85%	1.11%
Fee Waiver/Expenses Reimbursement[3]	-0.18%	-0.11%	-0.05%	-0.16%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.20%	2.11%	1.80%	0.95%

1	Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Deferred sales load applies for shares sold within one year of purchase.

3	RS Investments has contractually agreed to pay or reimburse the Fund’s expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses), to the extent necessary to limit Total Annual Fund Operating Expenses to 1.20% for Class A shares, 2.11% for Class C shares, 1.80% for Class K shares, and 0.95% for Class Y shares. This expense limitation will continue through April 30, 2016 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund’s Board of Trustees.

RS Investment Trust

Assuming Redemption at End of Period
	Class A	Class C	Class K	Class Y
1 Year	$ 591	$ 314	$ 183	$ 97
3 Years	$ 874	$ 684	$ 577	$ 337
5 Years	$ 1,178	$ 1,180	$ 996	$ 596
10 Years	$ 2,039	$ 2,546	$ 2,165	$ 1,337

Assuming No Redemption
	Class A	Class C	Class K	Class Y
1 Year	$ 591	$ 214	$ 183	$ 97
3 Years	$ 874	$ 684	$ 577	$ 337
5 Years	$ 1,178	$ 1,180	$ 996	$ 596
10 Years	$ 2,039	$ 2,546	$ 2,165	$ 1,337

In addition, effective May 1, 2015, the impact on returns information for RS Mid Cap Growth Fund under the section of the Prospectus titled “Example of the Impact of Annual Fund Operating Expenses on Fund Returns” (on page 117) was amended and restated in its entirety as follows:

Example of the Impact of Annual Fund Operating Expenses on Fund Returns (based on a $10,000 investment and a 5% annual return)
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10	Cumulative 10-Year
RS Mid Cap Growth Fund
Class A Shares
Expenses	$591	$139	$144	$149	$155	$160	$166	$172	$178	$185	$2,039
Impact on Return	$613	$167	$180	$195	$210	$226	$242	$261	$280	$300	$2,673
Class C Shares
Expenses	$214	$232	$238	$245	$251	$258	$266	$273	$281	$288	$2,546
Impact on Return	$211	$239	$257	$277	$297	$319	$342	$366	$392	$419	$3,120
Class K Shares
Expenses	$183	$194	$200	$206	$213	$220	$226	$234	$241	$249	$2,165
Impact on Return	$180	$200	$216	$233	$251	$270	$290	$312	$335	$359	$2,646
Class Y Shares
Expenses	$97	$118	$122	$127	$132	$137	$142	$148	$154	$160	$1,337
Impact on Return	$95	$120	$131	$142	$154	$167	$180	$195	$210	$226	$1,620

RS Emerging Markets Small Cap Fund

Investment Team

Effective March 1, 2016, Peter Luo, CFA is no longer a portfolio manager of the Fund and all references to Mr. Luo in the Prospectus are removed. Effective July 1, 2015, Maria Freund, CFA joined the investment team of the Fund as a portfolio manager. The section titled “Management of the Fund — Investment Team” in the RS Emerging Markets Small Cap Fund Summary (on page 68) is amended and restated in its entirety as follows:

Michael Reynal has been a portfolio manager of the Fund since its inception. Michael Ade, CFA has been a portfolio manager of the Fund since January 2015. Maria Freund, CFA has been a portfolio manager of the Fund since July 2015 and an analyst of the Fund since its inception.

RS Investment Trust

Investment Team Biographical Information

Effective July 1, 2015, the following information was added under the section titled “Investment Team Biographical Information” (on page 120):

Maria Freund, CFA

Maria Freund has been a portfolio manager of RS Emerging Markets Small Cap Fund since 2015. Prior to joining RS Investments in 2012, she was an analyst at Principal Global Investors for the emerging markets team. Previously, she was an analyst at Principal Global Investors for the international developed team, having joined the firm in 2003. Maria holds a B.A. in finance and international business from Loras College, and an M.B.A from the Tippie College of Business at the University of Iowa. Maria is a CFA Charterholder.

Management of the Funds

Victory Capital Management Inc. (“Victory Capital”), a multi-boutique asset management firm, and RS Investment Management Co. LLC (“RS Investments”), the investment adviser to the RS Funds, announced on December 18, 2016 that Victory Capital agreed to acquire RS Investments. The transaction, which is expected to close by the end of the second quarter of 2016, is subject to regulatory approvals in addition to customary closing conditions and consents, including approvals related to the RS Funds, described below.

On January 19, 2016, the Board of Trustees of RS Investment Trust approved the reorganization of each of the RS Funds into a corresponding, newly-formed fund within the Victory family of funds (each, an “Acquiring Fund”) (the “Reorganizations”). Victory Capital will serve as the investment adviser to each Acquiring Fund. RS Investments anticipates that, except as noted below, each Acquiring Fund will be managed by the same investment management team as currently manages the corresponding RS Fund (whether at RS Investments or, as applicable, the relevant sub-adviser) and that the investment objective, principal investment strategies and principal risks of each Acquiring Fund will be substantially identical to those of the corresponding RS Fund.

RS Investments and Victory Capital are proposing that RS Investment Quality Bond Fund and RS Low Duration Bond Fund reorganize into corresponding Acquiring Funds managed by INCORE Capital Management, an existing Victory Capital investment franchise. The Acquiring Funds’ investment strategies will be substantially similar to those of the RS Funds.

For RS Technology Fund, RS Investments and Victory Capital are proposing that the Acquiring Fund be named Victory RS Science and Technology Fund and that the Acquiring Fund’s investment focus be expanded to include, among other things, both science and technology companies. The Acquiring Fund’s portfolio management team will have two additional members, both of whom currently are members of RS Investments’ Growth Team.

For RS Investors Fund, which currently operates as a “diversified” fund under the Investment Company Act of 1940, RS Investments and Victory Capital are proposing that the corresponding Acquiring Fund adopt a fundamental investment policy allowing it to operate as a “non-diversified” fund. As a non-diversified fund, the Acquiring Fund would be allowed to invest a greater percentage of its assets in fewer issuers than is currently the case for RS Investors Fund.

The Reorganizations are subject to approval by shareholders of the RS Funds. Additional information regarding the Reorganizations, including the Acquiring Fund changes discussed above, is included in the prospectus/proxy statement, which will be provided to RS Fund shareholders as of the record date disclosed in the prospectus/proxy statement.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of any fund, nor is it a solicitation of any proxy. For important information regarding the RS Funds or the Acquiring Funds, or to receive a free copy of a prospectus/proxy statement relating to the Reorganizations, once it is available, please call the RS Funds’ toll-free telephone number: 800.766.3863. The prospectus/proxy statement contains important information about fund objectives, strategies, fees, expenses and risk considerations. The prospectus/proxy statement is also available for free on the SEC’s website (www.sec.gov). Please read the prospectus/proxy statement carefully before making any decision to invest or when considering the Reorganizations.

RS Investment Trust

Board Resolutions

Effective July 15, 2015, the following was added to the Prospectus as a new section (on page 135) after the section titled “Disclosure of Portfolio Holdings”:

Board Resolutions

The Board of Trustees of the Trust has rescinded a resolution adopted on October 5, 2004 that required the Funds to comply with the specific governance requirements set forth in the Assurance of Discontinuance entered into between RS Investment Management, L.P. (now, RS Investment Management Co. LLC (“RS Investments”)) and the Attorney General of the State of New York (the “Assurance of Discontinuance”). The obligations under the Assurance of Discontinuance applicable to RS Investments will continue in effect.

February 26, 2016

RS Investment Trust

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

RS Focused Opportunity Fund	RS International Fund
RS Focused Growth Opportunity Fund	RS Global Fund
RS Partners Fund	RS Emerging Markets Fund
RS Value Fund	RS Emerging Markets Small Cap Fund
RS Large Cap Alpha Fund	RS China Fund
RS Investors Fund	RS Investment Quality Bond Fund
RS Global Natural Resources Fund	RS Low Duration Bond Fund
RS Small Cap Growth Fund	RS High Yield Fund
RS Select Growth Fund	RS Tax-Exempt Fund
RS Mid Cap Growth Fund	RS High Income Municipal Bond Fund
RS Growth Fund	RS Floating Rate Fund
RS Technology Fund	RS Strategic Income Fund
RS Small Cap Equity Fund

Amended and Restated Supplement to each Fund’s Summary Prospectus,

dated May 1, 2015,

as revised May 11, 2015 (for RS Mid Cap Growth Fund), September 4, 2015 (for RS

Investors Fund), and February 26, 2016 (for RS Emerging Markets Small Cap Fund)

Before you invest, you may want to review the Funds’ prospectus, which contains more information about the Funds and their risks. You can find the Funds’ prospectus and other information about the Funds, including the Funds’ Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.rsinvestments.com/prospectus. You can also get this information at no cost by calling 800.766.3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. The Summary Prospectuses dated May 1, 2015, as revised May 11, 2015 (for RS Mid Cap Growth Fund), September 4, 2015 (for RS Investors Fund), and February 26, 2016 (for RS Emerging Markets Small Cap Fund) and as supplemented February 26, 2016, incorporate by reference the Funds’ Prospectus, dated May 1, 2015, the Funds’ SAI, dated May 1, 2015, as supplemented June 30, 2015, and the financial statements included in the Funds’ annual reports to shareholders, dated December 31, 2014.

Victory Capital Management Inc. (“Victory Capital”), a multi-boutique asset management firm, and RS Investment Management Co. LLC (“RS Investments”), the investment adviser to the RS Funds, announced on December 18, 2016 that Victory Capital agreed to acquire RS Investments. The transaction, which is expected to close by the end of the second quarter of 2016, is subject to regulatory approvals in addition to customary closing conditions and consents, including approvals related to the RS Funds, described below.

On January 19, 2016, the Board of Trustees of RS Investment Trust approved the reorganization of each of the RS Funds into a corresponding, newly-formed fund within the Victory family of funds (each, an “Acquiring Fund”) (the “Reorganizations”). Victory Capital will serve as the investment adviser to each Acquiring Fund. RS Investments anticipates that, except as noted below, each Acquiring Fund will be managed by the same investment management team as currently manages the corresponding RS Fund (whether at RS Investments or, as applicable, the relevant sub-adviser) and that the investment objective, principal investment strategies and principal risks of each Acquiring Fund will be substantially identical to those of the corresponding RS Fund.

RS Investment Trust

RS Investments and Victory Capital are proposing that RS Investment Quality Bond Fund and RS Low Duration Bond Fund reorganize into corresponding Acquiring Funds managed by INCORE Capital Management, an existing Victory Capital investment franchise. The Acquiring Funds’ investment strategies will be substantially similar to those of the RS Funds.

For RS Technology Fund, RS Investments and Victory Capital are proposing that the Acquiring Fund be named Victory RS Science and Technology Fund and that the Acquiring Fund’s investment focus be expanded to include, among other things, both science and technology companies. The Acquiring Fund’s portfolio management team will have two additional members, both of whom currently are members of RS Investments’ Growth Team.

For RS Investors Fund, which currently operates as a “diversified” fund under the Investment Company Act of 1940, RS Investments and Victory Capital are proposing that the corresponding Acquiring Fund adopt a fundamental investment policy allowing it to operate as a “non-diversified” fund. As a non-diversified fund, the Acquiring Fund would be allowed to invest a greater percentage of its assets in fewer issuers than is currently the case for RS Investors Fund.

The Reorganizations are subject to approval by shareholders of the RS Funds. Additional information regarding the Reorganizations, including the Acquiring Fund changes discussed above, is included in the prospectus/proxy statement, which will be provided to RS Fund shareholders as of the record date disclosed in the prospectus/proxy statement.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of any fund, nor is it a solicitation of any proxy. For important information regarding the RS Funds or the Acquiring Funds, or to receive a free copy of a prospectus/proxy statement relating to the Reorganizations, once it is available, please call the RS Funds’ toll-free telephone number: 800.766.3863. The prospectus/proxy statement contains important information about fund objectives, strategies, fees, expenses and risk considerations. The prospectus/proxy statement is also available for free on the SEC’s website (www.sec.gov). Please read the prospectus/proxy statement carefully before making any decision to invest or when considering the Reorganizations.

February 26, 2016